Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Taxes
Income Taxes

8.       Income Taxes

For the three months ended March 31, 2020 and 2019, the Company recorded $1.9 million and $1.1 million as its benefit for income taxes, respectively. The key components of the Company’s benefit for income taxes primarily consist of state and federal income taxes, foreign income taxes and research and development (“R&D”) credits. The Company’s quarterly tax benefit calculation is subject to variation due to several factors, including variability in loss before income taxes, the mix of jurisdictions to which such loss relates, changes in how the Company conducts business and tax law developments. The increase in the tax benefit for the three months ended March 31, 2020 as compared to the three months ended March 31, 2019 also relates to a larger benefit for stock-based compensation and an increase in R&D credits recorded in the three months ended March 31, 2020 as compared to the three months ended March 31, 2019.

8.       Income Taxes

On December 22, 2017, the U.S. Tax Cuts and Jobs Act (the “Tax Act”) was signed into law. The Tax Act significantly changed U.S. income tax law by, among other things, reducing the U.S. federal income tax rate from 35 percent to 21 percent, transitioning from a global tax system to a modified territorial tax system, and limiting the tax deduction for interest expense. The Company has included the impact of the Tax Act in its benefit (provision) for income taxes.

●	Reduction of U.S. federal corporate tax rate: During the year ended December 31, 2017, the Company recorded an increase to its tax benefit of $17.0 million for the estimated impact of revaluing its net deferred tax liability position in the U.S. at the new 21 percent corporate tax rate.
●	Transition tax: During the year ended December 31, 2017, the Company recorded tax expense of $1.2 million to reflect the impact of the tax on accumulated untaxed earnings and profits (“E&P”) of certain foreign affiliates.

With regard to the new provisions for global intangible low-taxed income (“GILTI”), the Company is allowed to make an accounting policy choice of either (1) treating taxes due for GILTI as a current-period expense when incurred or (2) factoring such amounts into the Company’s measurement of its deferred taxes. The Company has elected to treat the taxes due for GILTI as a current-period expense when incurred.

The amounts of income (loss) from continuing operations before income taxes was as follows:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
United States	$(12,707)	$(12,488)	$3,996
Foreign	2,981	2,417	1,780
Income (loss) before income taxes	$(9,726)	$(10,071)	$5,776

The income taxes of foreign subsidiaries not included in the U.S. tax group are presented based on a separate return basis for each tax-paying entity.

The benefit (provision) for income taxes from continuing operations was as follows:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Current
Federal	$—	$(23)	$—
State	(711)	(55)	—
Foreign	(446)	(225)	(96)
Total current expense	(1,157)	(303)	(96)
Deferred
Federal	3,266	1,416	14,501
State	5,280	(4,756)	(2,201)
Foreign	833	268	981
Total deferred benefit (expense)	9,379	(3,072)	13,281
Benefit (provision) for income taxes	$8,222	$(3,375)	$13,185

The benefit (provision) for income taxes from continuing operations differs from the provision determined by applying the U.S. statutory tax rate to pretax earnings as a result of the following:

	Year Ended December 31,
	2019		2018		2017
	(dollars in thousands)
Statutory U.S. federal income taxes	$2,042	(21.0)%	$2,115	(21.0)%	$(2,021)	(35.0)%
State income taxes, net of federal taxes	482	(5.0)	405	(4.0)	(166)	(2.9)
Foreign taxes rate differential	49	(0.5)	18	(0.2)	257	4.4
Rate changes - tax reform	—	—	—	—	17,040	295.0
Rate changes - other	2,726	(28.0)	(4,210)	41.8	(1,901)	(32.9)
Income tax credits	1,036	(10.7)	536	(5.3)	1,358	23.5
Change in valuation allowance	—	—	—	—	(533)	(9.2)
Deemed repatriation of untaxed foreign earnings	—	—	—	—	(1,158)	(20.0)
Contingent deal consideration	(610)	6.3	(985)	9.8	—	—
Meals and entertainment	(826)	8.5	(706)	7.0	(519)	(9.0)
GILTI inclusion	(820)	8.4	(338)	3.4	—	—
Acquisition costs	—	—	(134)	1.3	—	—
Transaction costs	116	(1.2)	—	—	—	—
Stock-based compensation	293	(3.0)	—	—	—	—
Transportation costs	(120)	1.2	—	—	—	—
State net operating loss adjustment	—	—	—	—	746	12.9
Return to provision	178	(1.8)	36	(0.4)	131	2.3
Other permanent items	(95)	1.0	(159)	1.6	(45)	(0.8)
R&D credits	4,642	(47.7)	—	—	—	—
Uncertain tax positions	(920)	9.5	—	—	—	—
Other	49	(0.5)	47	(0.5)	(4)	(0.1)
Benefit (provision) for income taxes	$8,222	(84.5)%	$(3,375)	33.5%	$13,185	228.2%

Undistributed earnings of foreign subsidiaries were $13.9 million as of December 31, 2019, of which $8.9 million was deemed to be repatriated at December 31, 2017, pursuant to the Tax Act. The deemed repatriation resulted in $1.2 million of additional U.S. income tax expense. The Company considers the current earnings and any future foreign earnings to be indefinitely reinvested, and therefore does not record deferred taxes related to these earnings. Upon repatriation of earnings, in the form of dividends or otherwise, the Company would be subject to both U.S. income taxes (subject to a dividends received deduction) and withholding taxes payable to certain foreign jurisdictions. Withholding taxes of less than $0.9 million would be payable upon remittance of all previously unremitted earnings at December 31, 2019.

The significant components of deferred tax assets and liabilities at December 31, 2019 and 2018 were as follows:

	December 31,
	2019	2018
	(in thousands)
Deferred tax assets
Accruals and reserves	$—	$—
Fixed assets and intangible assets	380	130
Tax credits (net of uncertain tax position)	8,845	3,386
Deferred share-based compensation	2,642	1,525
Loss and other carryforwards	23,767	35,191
Other	1,433	720
Gross deferred tax assets	37,067	40,952
Valuation allowance	(1,812)	(1,812)
Net deferred tax asset	35,255	39,140
Deferred tax liabilities
Accruals and reserves	(508)	(138)
Fixed assets and intangible assets	(47,871)	(53,849)
Deferred revenue	(14,024)	(21,896)
Other, net	(668)	(540)
Gross deferred tax liabilities	(63,071)	(76,423)
Net deferred tax liability	$(27,816)	$(37,283)

The components giving rise to the net deferred income tax liabilities detailed above have been included in the accompanying consolidated balance sheet at December 31, 2019 and 2018 as follows:

	December 31,
	2019	2018
	(in thousands)
Noncurrent deferred tax assets	$2,755	$1,829
Noncurrent deferred tax liabilities	(30,571)	(39,112)
Net deferred tax liability	$(27,816)	$(37,283)

At December 31, 2019, the Company had U.S. net operating loss carryforwards of $95.4 million and U.S. research and development (“R&D”) credit carryforwards of $5.3 million. If not used, the U.S. net operating loss and R&D credit carryforwards will begin expiring in 2021 and 2024, respectively. Additionally, the Company had $3.7 million of foreign R&D credit carryforwards at December 31, 2019 which, if not used, will begin expiring in 2030. Section 382 and Section 383 of the Internal Revenue Code contain provisions that limit the utilization of net operating loss and tax credit carryforwards if there has been a change of ownership. The Company has completed an analysis of the historical changes in ownership, and has determined that $2.5 million of the net operating loss carryforward at December 31, 2019 will expire prior to utilization due to the Section 382 limitation. As such, the Company has established a valuation allowance against the deferred tax asset related to these net operating loss carryforwards. Additionally, a change in ownership could be triggered by subsequent sales of securities by the Company or its shareholders resulting in a limitation of the net operating loss and tax credit carryforwards in the future.

The Company has determined that it is more likely than not it will be unable to realize the benefit of its deferred tax assets for R&D credit carryforwards in the U.S. prior to their expiration and has, therefore, established a valuation allowance offset against the deferred tax asset. A valuation allowance has not been established against the net deferred tax assets attributed to foreign jurisdictions. The valuation allowance for deferred tax assets was $1.8 million at December 31, 2019 and 2018. Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2019, 2018 and 2017 were as follows:

	December 31,
	2019	2018	2017
	(in thousands)
Valuation allowance at beginning of year	$1,812	$1,812	$1,279
Increases recorded to income tax provision	—	—	533
Valuation allowance at end of year	$1,812	$1,812	$1,812

The Company files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. The tax years for the Company that remain subject to examination are:

	Years Under	Additional
	Examination	Open Years
Jurisdiction
U.S. Federal	None	2016 - 2018
United Kingdom	None	2014 - 2018
Canada	None	2014 - 2018
Australia	None	2014 - 2018
Israel	None	2015 - 2018
France	None	2017 - 2018

Additionally, U.S. federal net operating losses and other foreign tax credits carried forward into open years may be subject to adjustment. The Company has evaluated its tax positions and has determined that it has certain unrecognized tax benefits. Accordingly, as of December 31, 2019 and 2018, the Company has reduced certain tax attributes to the extent they would be utilized to offset an unrecognized tax benefit. Changes in the unrecognized tax benefits during the years ended December 31, 2019, 2018 and 2017 were as follows:

	December 31,
	2019	2018	2017
	(in thousands)
Unrecognized tax benefits at beginning of the year	$211	$292	$706
Current year increase	920	—	—
Statute expiration	(41)	(78)	(365)
Currency	7	(13)	11
Tax rate changes	(6)	10	(60)
Unrecognized tax benefits at end of the year	$1,091	$211	$292

The Company does not currently anticipate significant changes in its unrecognized tax benefits over the next 12 months. No interest or penalties for the Company’s unrecognized tax benefits were recorded for the years ended December 31, 2019, 2018 or 2017.